Short-Term Bank Credit And Loans (Schedule Of Short-Term Bank Credit And Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 2,998	$ 15,115
Weighted average interest rate	2.40%
Short-Term Loans [Member]
Short-term Debt [Line Items]
Short-term bank credit and loans	158	10,537
Interest rate, minimum	2.50%
Interest rate, maximum	7.45%
Short-Term Bank Credit [Member]
Short-term Debt [Line Items]
Short-term bank credit and loans	$ 2,840	$ 4,578
Interest rate, minimum	0.00%
Interest rate, maximum	6.23%